Loans - Breakdown of Group's Borrowings (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about loans [abstract]
Balance at beginning of the year	$ 526,760	$ 335,078	$ 191,063
Proceed from loans	139,018	97,351	39,673
Payments of loans	(174,913)	(93,456)	(55,734)
Payments of interest	(60,681)	(41,606)	(26,275)
Accrued interest	58,979	44,570	27,998
Net exchange differences and translation	187,455	185,420	160,016
Result from net monetary position	(409)	(597)	(1,663)
Reclassifications and other movements	2,097
Balance at the end of the year	$ 678,306	$ 526,760	$ 335,078